OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Deferred revenues on prepaid credit	$ 7,956	$ 8,156
Deferred revenues on connection fees and international capacity leases	1,724	4,200
Debt for acquisition of NYSSA	567	613
Companies under section 33 - Law No. 19,550 and related parties	2,358
Fund to be paid to customers	7,219	1,610
Other	636	867
Other current liabilities	20,460	15,446
Non-current
Deferred revenues on connection fees and international capacity leases	1,526	2,602
Pension benefits	2,249	2,736	$ 3,924
Debt for acquisition of NYSSA	4,133
Companies under section 33 - Law No. 19,550 and related parties	(1,026)	(1,614)
Other	108	1,173
Other non-current liabilities	9,042	8,125
Total Other Liabilities	$ 29,502	$ 23,571